PGIM S&P 500 Buffer 20 ETF - August
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 103.2%
Affiliated Mutual Fund 1.3%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $98,471)(wb)	98,471	$98,471
Options Purchased*~ 101.9%
(cost $7,876,507)		7,876,011

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2% (cost $7,974,978)		7,974,482
Options Written*~ (3.8)%
(premiums received $293,292)		(293,788)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 99.4% (cost $7,681,686)		7,680,694
Other assets in excess of liabilities(z) 0.6%		46,751

Net Assets 100.0%		$7,727,445

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$6.32		121		12	$7,479,857
SPDR S&P 500 ETF Trust	Put	07/31/26	$632.08		121		12	396,154
Total Options Purchased (cost $7,876,507)								$7,876,011
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	07/31/26	$702.75		121		12	$(168,311)
SPDR S&P 500 ETF Trust	Put	07/31/26	$505.66		121		12	(125,477)
Total Options Written (premiums received $293,292)								$(293,788)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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